NON-WHOLLY OWNED SUBSIDIARIES - Investments In Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 9,781	$ 6,433
Non-current assets	17,537	9,371
Current liabilities	9,016	5,690
Non-current liabilities	11,808	4,050
Revenues	37,168	22,823	$ 7,960
Profit/(loss)	1,203	215	(202)
OCI	(388)	109	133
Equity to others ownership interest	3,531	3,026
Business services
Disclosure of subsidiaries [line items]
Revenues	30,847	20,874	6,393
Infrastructure services
Disclosure of subsidiaries [line items]
Revenues	2,418	3	0
Industrial operations
Disclosure of subsidiaries [line items]
Revenues	3,896	1,939	1,566
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	7,293	3,701	1,212
Non-current assets	16,179	7,556	2,843
Current liabilities	7,074	3,678	751
Non-current liabilities	11,506	3,679	1,275
Revenues	32,098	17,589	2,838
Profit/(loss)	1,157	41	(298)
OCI	(356)	52	47
Profit/(loss) allocated to others ownership interest	762	39	(191)
Distributions to others ownership interest	(1,604)	71	18
Equity to others ownership interest	3,383	2,814	1,329
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Current assets	2,413	2,606	437
Non-current assets	1,773	1,744	494
Current liabilities	3,113	2,774	402
Non-current liabilities	475	948	253
Revenues	25,785	15,676	1,347
Profit/(loss)	(20)	45	25
OCI	4	11	5
Profit/(loss) allocated to others ownership interest	(20)	35	15
Distributions to others ownership interest	(46)	46	8
Equity to others ownership interest	424	476	198
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Current assets	2,889
Non-current assets	8,750
Current liabilities	2,921
Non-current liabilities	6,208
Revenues	2,419
Profit/(loss)	282
OCI	(121)
Profit/(loss) allocated to others ownership interest	170
Distributions to others ownership interest	(16)
Equity to others ownership interest	1,534	0
Subsidiaries with material non-controlling interests | Industrial operations
Disclosure of subsidiaries [line items]
Current assets	1,991	1,095	775
Non-current assets	5,656	5,812	2,349
Current liabilities	1,040	904	349
Non-current liabilities	4,823	2,731	1,022
Revenues	3,894	1,913	1,491
Profit/(loss)	895	(4)	(323)
OCI	(239)	41	42
Profit/(loss) allocated to others ownership interest	612	4	(206)
Distributions to others ownership interest	(1,542)	25	10
Equity to others ownership interest	$ 1,425	$ 2,338	$ 1,131